Organization - Additional Information (Detail)		4 Months Ended	9 Months Ended
	Sep. 18, 2020 USD ($) Vote $ / shares shares	Mar. 31, 2020 shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($)	Nov. 20, 2019 USD ($) shares
Subsidiary, Sale of Stock [Line Items]
Common stock shares issued | shares		100			100
Shares redeemed (in shares) | shares	100
Offering costs | $			$ 9,667,000	$ 0
Purchase of non-controlling interests | $			$ 131,294,000	$ 107,188,000
IPO
Subsidiary, Sale of Stock [Line Items]
Net proceeds from stock offering | $	$ 337,800,000
Offering costs | $	$ 24,500,000
Class A Common Stock
Subsidiary, Sale of Stock [Line Items]
Common stock shares issued | shares			29,237,500
Common stock, value | $			$ 29,000
Common stock, number of votes | Vote	1
Class A Common Stock | Partnership
Subsidiary, Sale of Stock [Line Items]
Purchase of non-controlling interests | $	$ 209,800,000
Number of partnership units acquired (in shares) | shares	12,500,000
Class A Common Stock | IPO
Subsidiary, Sale of Stock [Line Items]
Shares sold in offering (in shares) | shares	20,125,000
Offering price per share (in dollars per share) | $ / shares	$ 18.00
Class B Common Stock
Subsidiary, Sale of Stock [Line Items]
Common stock shares issued | shares			65,578,831
Common stock, value | $			$ 66,000
Common stock, number of votes | Vote	5
Class B Common Stock | Partnership
Subsidiary, Sale of Stock [Line Items]
Purchase of non-controlling interests | $	$ 128,000,000
Number of partnership units acquired (in shares) | shares	7,625,000
Conversion Of Class-B Units To Class-B Common Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Conversion of stock (in shares) | shares	1
Partnership
Subsidiary, Sale of Stock [Line Items]
Common stock shares issued | shares					100
Common stock, value | $					$ 100
Partnership | IPO
Subsidiary, Sale of Stock [Line Items]
Offering costs | $	$ 9,700,000
StepStone Group LLC
Subsidiary, Sale of Stock [Line Items]
Membership ownership percentage		100.00%
Blocker Entities | Owners
Subsidiary, Sale of Stock [Line Items]
Ownership percentage	100.00%
Blocker Entities | Owners | Class A Common Stock
Subsidiary, Sale of Stock [Line Items]
Number of shares owned after all transactions (in shares) | shares	9,112,500
Partnership
Subsidiary, Sale of Stock [Line Items]
Membership ownership percentage			30.80%
Partnership | General Partner
Subsidiary, Sale of Stock [Line Items]
Membership ownership percentage	100.00%